Borrowings - 2023 Debt Securitization Narrative (Details) $ in Thousands		12 Months Ended
	Sep. 21, 2023 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 09, 2024 USD ($)	Sep. 30, 2023 USD ($) item
Debt Instrument [Line Items]
Fair value		$ 3,265,298 [1]		$ 1,178,633	[2],[3],[4]
AAA Class A-1 Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.40%
2023 Debt Securitization
Debt Instrument [Line Items]
Debt instrument, face amount	$ 693,620
Debt instrument, basis spread on variable rate		5.30%
Number of investment portfolio company | item		70		64
Fair value		$ 688,016		$ 663,233
2023 Debt Securitization | AAA Class A-1 Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 395,500
Debt instrument, basis spread on variable rate	2.40%
2023 Debt Securitization | AAA Class A-2 Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 38,500
Debt instrument, basis spread on variable rate	2.30%
Gain on sale of debt			$ 1,274
2023 Debt Securitization | Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 259,620

[1]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[2]	Equity investments are non-income producing securities, unless otherwise noted.
[3]	Ownership of certain equity investments occurs through a holding company or partnership.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.